Business Combination / Acquisition (Details Narrative) - IthenaPharma Inc [Member] - USD ($)		12 Months Ended
	Nov. 15, 2016	Dec. 31, 2016
Ownership percentage of issued and outstanding shares	65.00%	65.00%
Purchase price of reserve merger consideration		$ 3,700,000